JPMorgan Small Cap Blend Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Aerospace & Defense — 2.6%
AeroVironment, Inc. *	12	2,176
Cadre Holdings, Inc.	189	5,792
Firefly Aerospace, Inc. * (a)	76	2,150
Hexcel Corp.	61	4,946
Karman Holdings, Inc. *	49	3,924
Kratos Defense & Security Solutions, Inc. *	63	4,454
Moog, Inc., Class A	15	4,425
VSE Corp.	53	9,743
		37,610
Automobile Components — 1.3%
Dorman Products, Inc. *	27	2,802
LCI Industries	50	6,130
Patrick Industries, Inc. (a)	59	6,512
Visteon Corp.	40	3,693
		19,137
Banks — 10.4%
Ameris Bancorp	93	7,232
Associated Banc-Corp.	280	7,241
BancFirst Corp.	47	5,071
Camden National Corp.	162	7,694
City Holding Co.	36	4,310
Columbia Banking System, Inc.	331	9,075
First Commonwealth Financial Corp.	381	6,709
First Merchants Corp.	182	7,043
Independent Bank Corp.	226	7,526
NBT Bancorp, Inc.	123	5,244
Old National Bancorp	549	12,130
Old Second Bancorp, Inc.	127	2,556
Provident Financial Services, Inc.	495	10,482
QCR Holdings, Inc.	115	9,837
ServisFirst Bancshares, Inc.	62	4,534
Simmons First National Corp., Class A	463	9,018
SouthState Bank Corp.	96	8,853
TriCo Bancshares	130	6,164
WesBanco, Inc.	261	9,001
WSFS Financial Corp.	128	8,374
		148,094
Beverages — 0.2%
Primo Brands Corp.	152	2,867
Biotechnology — 7.3%
Alkermes plc *	162	5,736
Apogee Therapeutics, Inc. *	114	9,556
Bridgebio Pharma, Inc. *	79	5,841
Caris Life Sciences, Inc. *	117	2,088
Cytokinetics, Inc. *	65	4,312

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Disc Medicine, Inc. *	93	5,958
Dyne Therapeutics, Inc. *	313	5,673
Evommune, Inc. * (a)	199	4,568
Generate Biomedicines, Inc. *	193	2,409
Immunome, Inc. *	263	5,750
Newamsterdam Pharma Co. NV (Netherlands) * (a)	145	4,639
Nuvalent, Inc., Class A *	74	7,620
REGENXBIO, Inc. *	428	3,584
Rhythm Pharmaceuticals, Inc. *	82	7,170
Sionna Therapeutics, Inc. * (a)	178	7,142
Spyre Therapeutics, Inc. *	107	5,400
uniQure NV (Netherlands) *	124	2,029
Vaxcyte, Inc. *	96	5,564
Viking Therapeutics, Inc. *	68	2,213
Xenon Pharmaceuticals, Inc. (Canada) *	129	7,500
		104,752
Broadline Retail — 0.4%
Global-e Online Ltd. (Israel) *	81	2,500
Ollie's Bargain Outlet Holdings, Inc. *	42	3,847
		6,347
Building Products — 2.9%
AAON, Inc.	30	2,527
AZZ, Inc.	57	7,147
Hayward Holdings, Inc. *	555	7,422
Modine Manufacturing Co. *	54	11,722
Simpson Manufacturing Co., Inc.	36	6,187
UFP Industries, Inc.	66	6,040
		41,045
Capital Markets — 2.4%
Donnelley Financial Solutions, Inc. *	212	10,006
Evercore, Inc., Class A	13	3,954
Piper Sandler Cos.	82	6,232
StoneX Group, Inc. *	101	8,134
Virtus Investment Partners, Inc.	45	6,098
		34,424
Chemicals — 2.4%
Avient Corp.	229	8,316
Hawkins, Inc.	14	2,179
HB Fuller Co.	168	10,342
Innospec, Inc.	75	5,481
Quaker Chemical Corp.	59	7,335
		33,653
Commercial Services & Supplies — 1.1%
Casella Waste Systems, Inc., Class A * (a)	89	7,088

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
MSA Safety, Inc.	35	5,774
UniFirst Corp.	14	3,494
		16,356
Construction & Engineering — 2.1%
Dycom Industries, Inc. *	20	6,813
Primoris Services Corp.	56	7,919
Sterling Infrastructure, Inc. *	23	9,276
Valmont Industries, Inc.	13	5,340
		29,348
Construction Materials — 0.6%
Eagle Materials, Inc.	26	4,996
James Hardie Industries plc, ADR *	201	3,807
		8,803
Consumer Finance — 1.1%
Figure Technology Solutions, Inc., Class A * (a)	112	3,807
FirstCash Holdings, Inc.	63	11,904
		15,711
Consumer Staples Distribution & Retail — 0.6%
Chefs' Warehouse, Inc. (The) *	142	8,421
Containers & Packaging — 0.5%
Myers Industries, Inc.	342	7,236
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. *	48	3,928
Graham Holdings Co., Class B	8	8,268
		12,196
Diversified REITs — 0.6%
Broadstone Net Lease, Inc.	169	3,092
Essential Properties Realty Trust, Inc.	199	6,043
		9,135
Diversified Telecommunication Services — 0.3%
Lumen Technologies, Inc. *	708	4,923
Electric Utilities — 0.9%
IDACORP, Inc. (a)	39	5,509
Portland General Electric Co.	126	6,648
		12,157
Electrical Equipment — 2.6%
Bloom Energy Corp., Class A *	86	11,711
Nextpower, Inc., Class A *	104	12,545
Thermon Group Holdings, Inc. *	53	2,669
Vicor Corp. *	62	9,941
		36,866

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 6.4%
Fabrinet (Thailand) *	32	16,971
Ingram Micro Holding Corp.	374	8,721
Insight Enterprises, Inc. *	158	10,567
Littelfuse, Inc.	20	6,726
Mirion Technologies, Inc. *	348	6,469
OSI Systems, Inc. * (a)	21	5,646
Plexus Corp. *	27	5,435
Ralliant Corp.	221	9,192
Sanmina Corp. *	84	10,845
ScanSource, Inc. *	294	10,664
		91,236
Energy Equipment & Services — 1.7%
Cactus, Inc., Class A	127	6,007
Kodiak Gas Services, Inc.	163	9,507
Weatherford International plc	91	8,609
		24,123
Entertainment — 0.3%
IMAX Corp. *	116	4,403
Financial Services — 1.1%
PennyMac Financial Services, Inc.	75	6,528
Radian Group, Inc.	270	8,932
		15,460
Food Products — 0.3%
Dole plc	265	3,792
Gas Utilities — 1.4%
Chesapeake Utilities Corp.	55	6,929
ONE Gas, Inc.	102	8,787
Southwest Gas Holdings, Inc.	51	4,446
		20,162
Ground Transportation — 0.8%
Marten Transport Ltd.	493	6,474
Saia, Inc. *	14	5,011
		11,485
Health Care Equipment & Supplies — 3.1%
Glaukos Corp. *	28	3,025
ICU Medical, Inc. *	49	6,383
Inmode Ltd. *	355	4,852
IRhythm Holdings, Inc. *	48	5,648
Lantheus Holdings, Inc. *	72	5,450
LivaNova plc *	166	10,539
Merit Medical Systems, Inc. *	61	4,236
TransMedics Group, Inc. * (a)	38	3,741
		43,874

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 2.6%
Billiontoone, Inc., Class A * (a)	47	3,713
Concentra Group Holdings Parent, Inc.	312	6,700
Encompass Health Corp.	77	7,433
Ensign Group, Inc. (The)	50	9,997
HealthEquity, Inc. *	47	3,920
Hims & Hers Health, Inc. * (a)	72	1,489
Hinge Health, Inc., Class A *	76	2,918
Lumexa Imaging Holdings, Inc. * (a)	181	1,561
		37,731
Health Care REITs — 1.0%
American Healthcare REIT, Inc.	59	2,786
Sabra Health Care REIT, Inc.	345	6,629
Sila Realty Trust, Inc.	231	5,470
		14,885
Health Care Technology — 0.3%
HeartFlow, Inc. * (a)	44	1,071
Waystar Holding Corp. *	152	3,671
		4,742
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc.	528	6,080
Hotels, Restaurants & Leisure — 2.5%
Boyd Gaming Corp.	87	7,132
Brinker International, Inc. *	39	5,569
Life Time Group Holdings, Inc. *	226	6,081
Planet Fitness, Inc., Class A *	52	3,906
Sportradar Group AG, Class A (Switzerland) * (a)	266	4,458
Wingstop, Inc. (a)	13	1,951
Wyndham Hotels & Resorts, Inc.	79	6,432
		35,529
Household Durables — 1.1%
La-Z-Boy, Inc.	102	3,283
M/I Homes, Inc. *	64	7,809
Meritage Homes Corp.	79	4,896
		15,988
Household Products — 0.3%
Reynolds Consumer Products, Inc.	175	3,706
Industrial REITs — 0.5%
Terreno Realty Corp.	122	7,517
Insurance — 1.5%
Lemonade, Inc. *	57	3,559
Safety Insurance Group, Inc.	110	7,981
Selective Insurance Group, Inc.	126	9,516
		21,056

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — 1.8%
Angi, Inc., Class A *	531	3,633
Cars.com, Inc. *	1,291	10,483
MediaAlpha, Inc., Class A *	1,318	12,259
		26,375
IT Services — 1.1%
Applied Digital Corp. * (a)	86	2,034
DigitalOcean Holdings, Inc. *	167	14,355
		16,389
Leisure Products — 0.4%
YETI Holdings, Inc. *	150	5,493
Life Sciences Tools & Services — 0.3%
Bruker Corp.	105	3,793
Machinery — 4.6%
Alliance Laundry Holdings, Inc. * (a)	211	4,368
Atmus Filtration Technologies, Inc.	63	3,549
Enpro, Inc.	31	7,854
Esab Corp.	59	5,703
Hillman Solutions Corp. *	524	4,363
ITT, Inc.	26	5,051
JBT Marel Corp.	52	6,662
Kadant, Inc.	19	5,694
Mueller Industries, Inc.	63	7,013
SPX Technologies, Inc. *	60	11,917
Toro Co. (The)	43	3,977
		66,151
Media — 1.5%
John Wiley & Sons, Inc., Class A	306	11,644
Stagwell, Inc. *	1,621	10,196
		21,840
Multi-Utilities — 0.5%
Unitil Corp.	123	6,446
Office REITs — 0.8%
Easterly Government Properties, Inc., Class A	272	5,839
Highwoods Properties, Inc.	253	5,412
		11,251
Oil, Gas & Consumable Fuels — 3.0%
Chord Energy Corp.	52	7,359
CNX Resources Corp. *	234	9,032
Gulfport Energy Corp. *	26	5,584
Magnolia Oil & Gas Corp., Class A	348	10,977
Matador Resources Co.	159	10,034
		42,986

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Passenger Airlines — 0.3%
Joby Aviation, Inc. *	449	3,708
Personal Care Products — 0.2%
Interparfums, Inc.	38	3,474
Pharmaceuticals — 2.6%
Crinetics Pharmaceuticals, Inc. * (a)	196	7,125
LB Pharmaceuticals, Inc. *	235	5,806
Prestige Consumer Healthcare, Inc. *	93	5,537
SpyGlass Pharma, Inc. * (a)	96	2,475
Terns Pharmaceuticals, Inc. *	133	6,988
VeraDermics, Inc. *	153	9,628
		37,559
Professional Services — 0.7%
ExlService Holdings, Inc. *	111	3,372
Korn Ferry	49	3,102
Verra Mobility Corp. *	222	3,177
		9,651
Real Estate Management & Development — 0.3%
Compass, Inc., Class A *	674	4,927
Residential REITs — 0.7%
Centerspace	67	3,863
Independence Realty Trust, Inc.	405	6,033
		9,896
Retail REITs — 1.3%
Kite Realty Group Trust	342	8,387
Phillips Edison & Co., Inc.	149	5,588
Tanger, Inc.	122	4,141
		18,116
Semiconductors & Semiconductor Equipment — 4.1%
Allegro MicroSystems, Inc. (Japan) *	231	7,273
Credo Technology Group Holding Ltd. *	74	6,967
MACOM Technology Solutions Holdings, Inc. *	31	6,789
MKS, Inc.	37	8,567
Navitas Semiconductor Corp. * (a)	187	1,634
Onto Innovation, Inc. *	30	6,204
Rambus, Inc. *	79	6,827
Rigetti Computing, Inc. * (a)	102	1,436
Semtech Corp. *	64	4,932
SiTime Corp. *	10	3,548
Synaptics, Inc. *	69	4,808
		58,985
Software — 3.3%
Agilysys, Inc. *	35	2,471
BlackLine, Inc. *	156	5,774
Box, Inc., Class A *	176	4,164

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Braze, Inc., Class A *	120	2,827
Clear Secure, Inc., Class A	128	6,202
Commvault Systems, Inc. *	32	2,526
D-Wave Quantum, Inc. (Canada) * (a)	100	1,440
Gitlab, Inc., Class A *	67	1,454
JFrog Ltd. *	151	7,082
Procore Technologies, Inc. *	89	5,077
SentinelOne, Inc., Class A *	245	3,153
Varonis Systems, Inc. *	110	2,353
Vertex, Inc., Class A *	217	2,579
		47,102
Specialty Retail — 1.8%
Group 1 Automotive, Inc.	22	7,397
Lithia Motors, Inc., Class A	13	3,276
Petco Health & Wellness Co., Inc. *	1,425	3,961
Urban Outfitters, Inc. *	87	5,511
Warby Parker, Inc., Class A *	278	5,850
		25,995
Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co., Class A	239	4,426
Wolverine World Wide, Inc.	162	2,637
		7,063
Tobacco — 0.2%
Turning Point Brands, Inc.	40	3,478
Trading Companies & Distributors — 2.3%
Applied Industrial Technologies, Inc.	47	12,527
McGrath RentCorp	74	8,180
Rush Enterprises, Inc., Class A	132	8,731
WESCO International, Inc.	14	3,627
		33,065
Water Utilities — 0.4%
American States Water Co.	76	5,753
Total Common Stocks (Cost $1,173,090)		1,420,346
Short-Term Investments — 3.7%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $16,029)	16,029	16,030

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 2.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $36,044)	36,044	36,044
Total Short-Term Investments (Cost $52,073)		52,074
Total Investments — 102.9% (Cost $1,225,163)		1,472,420
Liabilities in Excess of Other Assets — (2.9)%		(40,912)
NET ASSETS — 100.0%		1,431,508

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $37,393.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,472,420	$—	$—	$1,472,420

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$33,561	$256,154	$273,683	$(1)	$(1)	$16,030	16,029	$761	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	29,338	324,146	317,440	—	—	36,044	36,044	1,324	—
Total	$62,899	$580,300	$591,123	$(1)	$(1)	$52,074		$2,085	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.